Deposits	12 Months Ended
Mar. 31, 2021
Miscellaneous non-current assets [Abstract]
Deposits [Text Block]

12. Deposits

The Deposits at March 31, 2021 and March 31, 2020 relate to required amounts on account with electricity providers in Sweden and deposits for ASIC and GPU equipment purchases, consisting of:

Description	March 31, 2021	March 31, 2020
Vattenfall AB	$1,494,617	$1,265,907
Bodens Energi	724,456	613,598
Equipment Deposits	43,313,678	—
Total	$45,532,751	$1,879,505